Fair Value Measurements - Summary of Quantitative Information Regarding Level 3 Fair Value Measurement Inputs (Details)	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	May 18, 2020
Exercise price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Asset (Liability) Net, Measurement Input	11.50	11.50	11.50	11.50	11.50
Stock price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Asset (Liability) Net, Measurement Input	13.25	13.41	10.41	10.00	10.00
Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term Debt, Term	5 years 1 month 6 days	5 years 3 months 18 days	5 years	5 years	5 years
Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Asset Liability Percentage	19.10%	12.90%	29.00%	45.00%	45.00%
Risk free interest rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Asset Liability Percentage	0.90%	0.40%	0.30%	0.30%	0.40%
Dividend yield [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Asset Liability Percentage	0.00%	0.00%	0.00%	0.00%	0.00%
Public warrant price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Public Warrant Price	3.18	2.70	2.12	0.00	0.00